RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2026
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include all the directors and officers of the Company.

During the years ended May 31, 2026 and 2025, compensation of key management personnel was as follows:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Salary and related costs	1,427,660	1,054,465
Professional fees	328,333	378,001
Share-based compensation expense (Note 17)	2,313,401	1,079,812
	4,069,394	2,512,278

All transactions with related parties are in the normal course of operations and are measured at the exchange amount, being the amount of consideration established and agreed to by the related parties.

As at May 31, 2026 and 2025, the outstanding balance for related parties was comprised of the following:

	May 31, 2026 $	May 31, 2025 $
Due to key management personnel	18,989	34,668
Due from key management personnel	77,610	77,353

These amounts are unsecured, non-interest bearing and have no specific terms of repayment.